Non-Cash Transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-cash transaction [Line Items]
Aircraft Sublease Receivables Current	R$ 0	R$ 14,592
Current inventories	943,578	799,208
Long-term and short-term deposits, not classified as cash and cash equivalents	3,392,662	2,293,495	R$ 2,539,561
Property, plant and equipment	3,034,554	2,295,851
Right-of-use assets	11,470,679	9,011,558
Other assets	(850,052)	(245,518)
Current advances to suppliers	(274,282)	(221,051)
Current borrowings and current portion of non-current borrowings	2,207,199	1,100,051	1,112,940
Lease liabilities	21,378,847	15,146,411
Trade and other payables	(5,309,621)	(3,598,768)
Current tax liabilities	323,953	254,455
Current provisions for employee benefits	508,448	474,797
Provisions	4,179,036	3,140,853	R$ 3,242,994
Non-cash transaction	0
Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	(452,731)	(185,890)
Aircraft Sublease Receivables Current	(36,553)	(39,505)
Current inventories	12,139	22,110
Long-term and short-term deposits, not classified as cash and cash equivalents	(81,304)	(470,984)
Property, plant and equipment	813,871	361,252
Right-of-use assets	4,009,022	2,785,074
Intangible assets other than goodwill	65,622	82,904
Other assets	(201,854)
Current advances to suppliers		(2,783,489)
Non-cash transaction		0
Other assets		119,551
Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	(654,854)	(78,155)
Lease liabilities	2,901,135	2,120,097
Trade and other payables	(29,702)	(2,481,036)
Reverse factoring	208,804	391,676
Provisions	717,050	153,911
Other liabilities	3,903
Property and equipment and intangible assets [Member]
Non-cash transaction [Line Items]
Non-cash transaction	0
Property and equipment and intangible assets [Member] | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	0	0
Aircraft Sublease Receivables Current	0	0
Current inventories	0	0
Long-term and short-term deposits, not classified as cash and cash equivalents	0	0
Property, plant and equipment	875,504	208,154
Right-of-use assets	0	0
Intangible assets other than goodwill	0	0
Other assets	0
Current advances to suppliers		0
Non-cash transaction		0
Other assets		0
Property and equipment and intangible assets [Member] | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	0	0
Lease liabilities	0	0
Trade and other payables	(875,504)	(208,154)
Reverse factoring	0	0
Provisions	0	0
Other liabilities	0
Acquisition of capitalized maintenance [Member]
Non-cash transaction [Line Items]
Non-cash transaction	0
Acquisition of capitalized maintenance [Member] | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	0	0
Aircraft Sublease Receivables Current	0	0
Current inventories	0	0
Long-term and short-term deposits, not classified as cash and cash equivalents	0	0
Property, plant and equipment	0	0
Right-of-use assets	229,091	229,884
Intangible assets other than goodwill	0	0
Other assets	0
Current advances to suppliers		0
Non-cash transaction		0
Other assets		0
Acquisition of capitalized maintenance [Member] | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	0	0
Lease liabilities	0	0
Trade and other payables	(229,091)	(229,884)
Reverse factoring	0	0
Provisions	0	0
Other liabilities	0
Supplier finance [Member]
Non-cash transaction [Line Items]
Non-cash transaction	0
Supplier finance [Member] | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	0	0
Aircraft Sublease Receivables Current	0	0
Current inventories	0	0
Long-term and short-term deposits, not classified as cash and cash equivalents	0	0
Property, plant and equipment	0	0
Right-of-use assets	0	0
Intangible assets other than goodwill	65,659	82,712
Other assets	0
Current advances to suppliers		0
Non-cash transaction		0
Other assets		0
Supplier finance [Member] | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	0	0
Lease liabilities	0	0
Trade and other payables	(65,659)	(82,712)
Reverse factoring	0	0
Provisions	0	0
Other liabilities	0
Maintenance prepayment [Member]
Non-cash transaction [Line Items]
Non-cash transaction	0
Maintenance prepayment [Member] | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	0
Aircraft Sublease Receivables Current	0
Current inventories	0
Long-term and short-term deposits, not classified as cash and cash equivalents	0
Property, plant and equipment	0
Right-of-use assets	0
Intangible assets other than goodwill	0
Other assets	(230,222)
Maintenance prepayment [Member] | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	0
Lease liabilities	0
Trade and other payables	(230,222)
Reverse factoring	0
Provisions	0
Other liabilities	0
Maintenance reserves [Member]
Non-cash transaction [Line Items]
Non-cash transaction	0
Maintenance reserves [Member] | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	(240,950)	0
Aircraft Sublease Receivables Current	0	0
Current inventories	0	0
Long-term and short-term deposits, not classified as cash and cash equivalents	(81,304)	(116,173)
Property, plant and equipment	0	0
Right-of-use assets	0	0
Intangible assets other than goodwill	0	0
Other assets	0
Current advances to suppliers		0
Non-cash transaction		0
Other assets		0
Maintenance reserves [Member] | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	0	0
Lease liabilities	0	0
Trade and other payables	(159,646)	(116,173)
Reverse factoring	0	0
Provisions	0	0
Other liabilities	0
Reverse factoring [Member]
Non-cash transaction [Line Items]
Non-cash transaction	0
Reverse factoring [Member] | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	0	0
Aircraft Sublease Receivables Current	0	0
Current inventories	0	0
Long-term and short-term deposits, not classified as cash and cash equivalents	0	0
Property, plant and equipment	0	0
Right-of-use assets	0	0
Intangible assets other than goodwill	0	0
Other assets	0
Current advances to suppliers		0
Non-cash transaction		0
Other assets		0
Reverse factoring [Member] | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	0	0
Lease liabilities	0	0
Trade and other payables	(208,804)	(391,676)
Reverse factoring	208,804	391,676
Provisions	0	0
Other liabilities	0
Compensation of lease [Member]
Non-cash transaction [Line Items]
Non-cash transaction	0
Compensation of lease [Member] | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	(92,703)	(401,267)
Aircraft Sublease Receivables Current	9,467	0
Current inventories	0	0
Long-term and short-term deposits, not classified as cash and cash equivalents	0	0
Property, plant and equipment	0	641
Right-of-use assets	0	0
Intangible assets other than goodwill	0	0
Other assets	0
Current advances to suppliers		0
Non-cash transaction		0
Other assets		(123,958)
Compensation of lease [Member] | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	0	0
Lease liabilities	102,170	239,000
Trade and other payables	0	(38,950)
Reverse factoring	0	0
Provisions	0	0
Other liabilities	0
Loans And Financing [Member] | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables		0
Aircraft Sublease Receivables Current		0
Current inventories		0
Long-term and short-term deposits, not classified as cash and cash equivalents		0
Property, plant and equipment		79,222
Right-of-use assets		0
Intangible assets other than goodwill		0
Current advances to suppliers		0
Non-cash transaction		0
Other assets		0
Loans And Financing [Member] | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing		79,222
Lease liabilities		0
Trade and other payables		0
Reverse factoring		0
Provisions		0
Sale and leaseback | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables		0
Aircraft Sublease Receivables Current		0
Current inventories		0
Long-term and short-term deposits, not classified as cash and cash equivalents		0
Property, plant and equipment		3,845
Right-of-use assets		0
Intangible assets other than goodwill		0
Current advances to suppliers		0
Non-cash transaction		0
Other assets		0
Sale and leaseback | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing		0
Lease liabilities		0
Trade and other payables		(3,845)
Reverse factoring		0
Provisions		0
Compensation of accounts payable [Member]
Non-cash transaction [Line Items]
Non-cash transaction	0
Compensation of accounts payable [Member] | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	(600,978)
Aircraft Sublease Receivables Current	0
Current inventories	0
Long-term and short-term deposits, not classified as cash and cash equivalents	0
Property, plant and equipment	0
Right-of-use assets	0
Intangible assets other than goodwill	0
Other assets	0
Compensation of accounts payable [Member] | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	(654,854)
Lease liabilities	0
Trade and other payables	(1,255,832)
Reverse factoring	0
Provisions	0
Other liabilities	0
Compensation of sublease [Member] | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables		0
Aircraft Sublease Receivables Current		39,505
Current inventories		0
Long-term and short-term deposits, not classified as cash and cash equivalents		0
Property, plant and equipment		0
Right-of-use assets		0
Intangible assets other than goodwill		0
Current advances to suppliers		0
Non-cash transaction		0
Other assets		0
Compensation of sublease [Member] | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing		0
Lease liabilities		39,505
Trade and other payables		0
Reverse factoring		0
Provisions		0
Acquisition of lease
Non-cash transaction [Line Items]
Non-cash transaction	0
Acquisition of lease | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	0	0
Aircraft Sublease Receivables Current	0	0
Current inventories	0	0
Long-term and short-term deposits, not classified as cash and cash equivalents	0	0
Property, plant and equipment	0	5,052
Right-of-use assets	2,765,174	1,084,930
Intangible assets other than goodwill	0	0
Other assets	0
Current advances to suppliers		0
Non-cash transaction		0
Other assets		36,306
Acquisition of lease | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	0	0
Lease liabilities	2,771,846	1,137,073
Trade and other payables	(2,769)	(10,785)
Reverse factoring	0	0
Provisions	0	0
Other liabilities	3,903
ARO
Non-cash transaction [Line Items]
Non-cash transaction	0
ARO | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	0	0
Aircraft Sublease Receivables Current	0	0
Current inventories	0	0
Long-term and short-term deposits, not classified as cash and cash equivalents	0	0
Property, plant and equipment	0	0
Right-of-use assets	713,649	501,864
Intangible assets other than goodwill	0	0
Other assets	0
Current advances to suppliers		0
Non-cash transaction		0
Other assets		0
ARO | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	0	0
Lease liabilities	0	0
Trade and other payables	0	0
Reverse factoring	0	0
Provisions	713,649	501,864
Other liabilities	0
Modification of the lease agreement [Member]
Non-cash transaction [Line Items]
Non-cash transaction	0
Modification of the lease agreement [Member] | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	0	0
Aircraft Sublease Receivables Current	0	0
Current inventories	0	0
Long-term and short-term deposits, not classified as cash and cash equivalents	0	0
Property, plant and equipment	0	0
Right-of-use assets	234,860	987,188
Intangible assets other than goodwill	0	0
Other assets	0
Current advances to suppliers		0
Non-cash transaction		0
Other assets		0
Modification of the lease agreement [Member] | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	0	0
Lease liabilities	231,459	1,237,322
Trade and other payables	0	0
Reverse factoring	0	0
Provisions	3,401	250,134
Other liabilities	0
Transfers [Member]
Non-cash transaction [Line Items]
Non-cash transaction	0
Transfers [Member] | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	0	(587,157)
Aircraft Sublease Receivables Current	27,086	0
Current inventories	2,261	22,110
Long-term and short-term deposits, not classified as cash and cash equivalents	0	587,157
Property, plant and equipment	8,496	73,310
Right-of-use assets	66,248	18,792
Intangible assets other than goodwill	37	192
Other assets	(28,368)
Current advances to suppliers		(2,783,489)
Non-cash transaction		0
Other assets		40,713
Transfers [Member] | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	0	(1,067)
Lease liabilities	0	24,207
Trade and other payables	0	(2,672,703)
Reverse factoring	0	0
Provisions	0	R$ 97,819
Other liabilities	0
Others [Member]
Non-cash transaction [Line Items]
Non-cash transaction	0
Others [Member] | Non-monetary assets [Member]
Non-cash transaction [Line Items]
Trade and other receivables	0
Aircraft Sublease Receivables Current	0
Current inventories	9,878
Long-term and short-term deposits, not classified as cash and cash equivalents	0
Property, plant and equipment	53,137
Right-of-use assets	0
Intangible assets other than goodwill	0
Other assets	0
Others [Member] | Non-monetary liabilities [Member]
Non-cash transaction [Line Items]
Loans and financing	0
Lease liabilities	0
Trade and other payables	(63,015)
Reverse factoring	0
Provisions	0
Other liabilities	R$ 0